UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $25,732


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Acxiom Corp                           Com         005125109   2,062    175,830   Sh        Defined      03,04   175,830     0    0
American Intl Group Inc               Com         026874107     542      9,300   Sh        Defined      03,04     9,300     0    0
BEA Systems Inc                       Com         073325102   1,100     69,700   Sh        Defined      03,04    69,700     0    0
Cognos Inc                            Com         19244C109   3,607     62,659   Sh        Defined      03,04    62,659     0    0
Enzon Pharmaceuticals Inc             Com         293904108   1,798    188,652   Sh        Defined      03,04   188,652     0    0
Federal Natl Mtg Assn                 Com         313586109     620     15,500   Sh        Defined      03,04    15,500     0    0
Genlyte Group Inc                     Com         372302109   1,856     19,500   Sh        Defined      03,04    19,500     0    0
MGI Pharma Inc                        Com         552880106   2,687     66,300   Sh        Defined      03,04    66,300     0    0
Navteq Corp                           Com         63936L100   3,235     42,785   Sh        Defined      03,04    42,785     0    0
PHH Corp                              Com         693320202     480     27,199   Sh        Defined      03,04    27,199     0    0
SLM Corp                              Com         78442P106   1,559     77,400   Sh        Defined      03,04    77,400     0    0
Sierra Health Services Inc            Com         826322109   5,228    124,600   Sh        Defined      03,04   124,600     0    0
Trane Inc                             Com         892893108     958     20,500   Sh        Defined      03,04    20,500     0    0